Income Taxes - Schedule of Income (Loss) Before Income Tax Expense by Geographic Locations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income (Loss) Before Income Tax Expense by Geographic Locations [Line Items]
Income (loss) before income tax expense	$ (2,233,826)	$ (2,778,929)	$ (2,918,682)
Taiwan Operations [Member]
Schedule of Income (Loss) Before Income Tax Expense by Geographic Locations [Line Items]
Income (loss) before income tax expense	(142,385)	261,503	391,534
Non Taiwan Operations [Member]
Schedule of Income (Loss) Before Income Tax Expense by Geographic Locations [Line Items]
Income (loss) before income tax expense	$ (2,091,441)	$ (3,040,432)	$ (3,310,216)